Accounts and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Accounts and Other Receivables
As of December 31, 2017 and 2016, accounts and other receivables consisted of the following (in millions):

	December 31,
	2017	2016
Trade receivables
SPL	$185	$88
Cheniere Marketing	163	121
Other accounts receivable	21	9
Total accounts and other receivables	$369	$218